FAIR VALUE OF ASSETS AND LIABILITIES - Fair value of liabilities that are not measured at fair value (Details) - Not measured at fair value - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	$ 280,928,761	$ 289,415,424
Deposits by customers
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	249,340,519	249,503,805
Interbank deposits
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	606,141	902,132
Repurchase agreements and other similar secured borrowing
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	470,295	189,052
Borrowings from other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	15,648,606	19,692,638
Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	14,468,650	18,776,819
Preferred shares
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	394,550	350,978
Level 1
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	8,021,700	7,714,800
Level 1 | Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	8,021,700	7,714,800
Level 2
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	64,261,677	49,889,125
Level 2 | Deposits by customers
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	60,236,355	40,990,191
Level 2 | Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	4,025,322	8,898,934
Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	208,645,384	231,811,499
Level 3 | Deposits by customers
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	189,104,164	208,513,614
Level 3 | Interbank deposits
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	606,141	902,132
Level 3 | Repurchase agreements and other similar secured borrowing
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	470,295	189,052
Level 3 | Borrowings from other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	15,648,606	19,692,638
Level 3 | Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	2,421,628	2,163,085
Level 3 | Preferred shares
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	$ 394,550	$ 350,978